Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio - VIP Investor Freedom 2015 Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	14.35%
Annual Return 2014	4.65%
Annual Return 2015	(0.34%)
Annual Return 2016	5.82%
Annual Return 2017	14.99%
Annual Return 2018	(5.02%)
Annual Return 2019	18.24%
Annual Return 2020	13.70%
Annual Return 2021	7.64%
Annual Return 2022	(14.58%)